Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 3,064	$ 2,909	$ 2,863
Cost of revenue	(240)	(96)	(98)
Gross profit	2,824	2,813	2,765
Research and development expenses	(2,893)	(1,824)	(2,063)
Sales and marketing expenses	(678)	(361)	(905)
General and administrative expenses	(2,468)	(1,506)	(828)
Operating loss	(3,215)	(878)	(1,031)
Financing income (expenses), net	(92)	222	(165)
Loss before taxes on income	(3,307)	(656)	(1,196)
Taxes on income	(46)	(39)	(52)
Net loss and comprehensive loss for the year	$ (3,353)	$ (695)	$ (1,248)
Basic net loss per share (in Dollars per share)	$ (0.22)	$ (0.06)	$ (0.48)
Weighted average number of Ordinary Shares used in computing basic net loss per share (in Shares)	15,167,476	11,194,097	2,578,760
Diluted net loss per share (in Dollars per share)	$ (0.22)	$ (0.09)	$ (0.48)
Weighted average number of Ordinary Shares used in computing diluted net loss per share (in Shares)	15,167,476	11,449,811	2,578,760